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                              ACCESSOR FUNDS, INC.

                        SUPPLEMENT DATED FEBRUARY 25, 2008
                                     TO THE
                 ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND
                        PROSPECTUS DATED APRIL 30, 2007
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      This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.

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           [LOGO] ACCESSOR

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             NOT FDIC INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
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On February 23, 2008, the Board of Directors of Accessor Funds,  Inc. approved a change in the minimum initial investment of the Limited Duration U.S. Government Fund from $1,000,000 to $100,000. Subsequent purchases may be made in any amount.